Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Trade and other receivables

	2022	2021
	$’000	$'000
Current
Trade receivables	236,390	253,852
Less: impairment provisions	(25,365)	(31,063)
Net trade receivables*	211,025	222,789
Other receivables**/****	387,019	201,759
Prepaid land rent	1,030	1,069
Other prepaid expenses	26,820	25,080
Advance payments	22,076	14,663
Withholding tax receivables	1,201	992
VAT receivables	14,296	5,401
	663,467	471,753
Non-current
Accrued income and lease incentive	35,321	21,408
Other tax receivables	5,945	—
Payment in advance for property, plant and equipment	83,118	48,071
Contingent consideration receivable***/****	5,963	5,575
	130,347	75,054

*      The fair value is equal to their carrying amount.

**    Other receivables are margins on non-deliverable forward contracts and short-term fixed deposits which are not classified as cash and cash equivalents as it exceeds the three-month maturity period.

***	Refer to the I-Systems Soluções de Infraestrutura S.A. acquisition in note 31. The balance increased since acquisition due to foreign exchange movements.

**** Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).